Earnings Per Common Share	12 Months Ended
Dec. 31, 2024
Earnings Per Common Share [Abstract]
Earnings Per Common Share
18.	Earnings Per Common Share:

Diluted earnings per common share, if applicable, reflects the potential dilution that could occur if potentially dilutive instruments were exercised, resulting in the issuance of additional shares that would then share in the Company’s net income. For the years ended December 31, 2022, 2023 and 2024, the effect of the warrants outstanding during each such period and as of each such date, would be antidilutive, hence they were excluded from the computation of diluted earnings per share. For the purpose of calculating diluted earnings per common share for the years ended December 31, 2023 and 2024, the weighted average number of diluted shares outstanding includes the conversion of outstanding Series D Preferred Shares (Note 14) calculated with the “if converted” method by using the average closing market price over the reporting period from August 7, 2023 (the date of their issuance) to December 31, 2023 and by using the average closing market price over the reporting period from January 1, 2024 to December 31, 2024 and the average closing market price over the reporting period from December 12, 2024 (the date of the additional Series D issuance) to December 31, 2024, respectively.

The components of the calculation of basic and diluted earnings per common share are as follows:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2022	2023	2024
Net income from continuing operations, net of taxes	66,540,925	21,303,156	15,304,934
Net income from discontinued operations, net of taxes	52,019,765	17,339,332	—
Less: Net income attributable to non-controlling interest in subsidiaries	—	—	(685,938)
Net income attributable to Castor Maritime Inc.	$118,560,690	$38,642,488	$14,618,996
Less: Dividend on Series D Preferred Shares	—	(1,020,833)	(2,645,833)
Less: Deemed dividend on Series D Preferred Shares	—	(196,296)	(606,444)
Less: Deemed dividend on warrants repurchased	—	(444,885)	—
Add: Deemed contribution from Series D preferred shareholders	—	—	22,437,675
Net income available to common shareholders, basic	118,560,690	36,980,474	33,804,394
Dividend on Series D Preferred Shares	—	1,020,833	2,645,833
Deemed dividend on Series D Preferred Shares	—	196,296	606,444
Deemed contribution from Series D preferred shareholders	—	—	(22,437,675)
Net income attributable to common shareholders, diluted	118,560,690	38,197,603	14,618,996

Weighted average number of common shares outstanding, basic	9,460,976	9,571,045	9,662,354
Effect of dilutive shares	—	12,382,788	29,082,896
Weighted average number of common shares outstanding, diluted	9,460,976	21,953,833	38,745,250

Earnings per common share, basic, continuing operations	$7.03	$2.05	$3.50
Earnings per common share, diluted, continuing operations	$7.03	$0.95	$0.38
Earnings per common share, basic, discontinued operations	$5.50	$1.81	$—
Earnings per common share, diluted, discontinued operations	$5.50	$0.79	$—
Earnings per common share, basic, Total	$12.53	$3.86	$3.50
Earnings per common share, diluted, Total	$12.53	$1.74	$0.38